PROPERTY, PLANT AND EQUIPMENT - Narrative (Details)	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 13,035,632
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	1,093,152
Additions to right-of-use assets	41,659,841
Decrease through net exchange differences, right of use assets	15,321,963
Right-of-use assets cancelled	13,996,489
Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	12,910,000
Decrease through net exchange differences, property, plant and equipment	3,309,561
Plant and Equipment | Reclassification one
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers from construction in progress, property, plant and equipment	3,680,752
Plant and Equipment | Reclassification two
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers from construction in progress, property, plant and equipment	3,149,189
Assets under Construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	47,350,742
Decrease through net exchange differences, property, plant and equipment	4,888,441
Capitalised borrowing costs	3,680,752
Plant, machinery and tooling
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	28,268,000
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	14,402,000
Land and Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers from construction in progress, property, plant and equipment	3,615,467
Russia
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 2,862,462